Accounts Receivable - Schedule of Movement of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance at beginning of the year	$ 36,553	$ 766	$ 5,887
Provision for Doubtful Accounts	30,465	45,328	(2,043)
Addition	4,171	36,468
Written off	(239)	(616)	(2,142)
Written back	(18,293)	(65)	(2,979)
Foreign currency translation difference	(1,626)
Balance at end of the year	$ 20,566	$ 36,553	$ 766
Minimum
Customer credit contract term	30 days
Maximum
Customer credit contract term	90 days